Debt Obligations Maturities of Long Term Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Total	$ 2,307,522
Term Loans
Debt Instrument [Line Items]
2021	0
2022	375,000
2023	300,000
2024	475,000
2025	472,500
Thereafter	0
Total	1,622,500
Long Term Debt, Excluding Financing Leases
Debt Instrument [Line Items]
2021	62,589
2022	436,898
2023	379,569
2024	503,162
2025	500,381
Thereafter	424,923
Secured Debt and Mortgages
Debt Instrument [Line Items]
2021	62,589
2022	61,898
2023	79,569
2024	28,162
2025	27,881
Thereafter	424,923
Total	$ 685,022